OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2015	2014

Prepaid expenses	$1,760	$2,296
Government authorities	10,459	5,765
Deferred tax assets	11,249	8,384
Advances to suppliers	2,976	2,480
Derivatives	2,060	2,479
Other receivables (see also note 10)	3,726	1,325

	$32,230	$22,729